Schedule of Investments(a)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–116.74%(b)
Aerospace & Defense–1.64%
Bombardier, Inc. (Canada), 6.00%, 10/15/2022(c)	$475,000	$476,187
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	801,000	847,306
TransDigm, Inc., 6.25%, 03/15/2026(c)	256,000	270,171
		1,593,664
Airlines–3.94%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(c)	968,000	1,020,059
5.75%, 04/20/2029(c)	242,000	259,909
Delta Air Lines, Inc.,
7.00%, 05/01/2025(c)	1,062,000	1,235,662
7.38%, 01/15/2026	544,000	640,974
United Airlines, Inc., 4.38%, 04/15/2026(c)	640,000	664,010
		3,820,614
Alternative Carriers–1.10%
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	954,000	921,040
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	133,000	151,250
		1,072,290
Apparel Retail–0.65%
L Brands, Inc.,
6.88%, 11/01/2035	420,000	506,661
6.75%, 07/01/2036	104,000	123,948
		630,609
Auto Parts & Equipment–1.71%
Clarios Global L.P., 6.75%, 05/15/2025(c)	166,000	178,270
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	412,000	448,565
Dana, Inc.,
5.38%, 11/15/2027	357,000	380,205
5.63%, 06/15/2028	70,000	75,612
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	563,000	581,303
		1,663,955
Automobile Manufacturers–3.42%
Allison Transmission, Inc., 3.75%, 01/30/2031(c)	648,000	622,890
Ford Motor Co.,
9.00%, 04/22/2025	212,000	259,287
9.63%, 04/22/2030	114,000	158,894
4.75%, 01/15/2043	327,000	330,329
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	223,507
3.38%, 11/13/2025	250,000	256,264
4.39%, 01/08/2026	299,000	318,872
5.11%, 05/03/2029	395,000	433,599
	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	$674,000	$712,819
		3,316,461
Automotive Retail–1.99%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	441,000	444,369
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(c)	653,000	671,451
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	624,000	641,853
Penske Automotive Group, Inc., 5.50%, 05/15/2026	164,000	169,297
		1,926,970
Broadcasting–0.12%
Gray Television, Inc., 7.00%, 05/15/2027(c)	105,000	113,767
Cable & Satellite–4.06%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(c)	1,240,000	1,298,925
4.50%, 08/15/2030(c)	56,000	57,137
CSC Holdings LLC,
6.50%, 02/01/2029(c)	687,000	752,461
5.75%, 01/15/2030(c)	225,000	235,144
DISH DBS Corp., 7.38%, 07/01/2028	350,000	375,375
DISH Network Corp., Conv., 3.38%, 08/15/2026	511,000	528,629
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(c)	660,000	691,333
		3,939,004
Casinos & Gaming–5.27%
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(c)(d)	240,000	166,800
MGM Resorts International,
7.75%, 03/15/2022	327,000	342,703
6.00%, 03/15/2023	335,000	358,031
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	767,000	769,224
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	944,000	966,429
Scientific Games International, Inc.,
8.63%, 07/01/2025(c)	454,000	495,609
8.25%, 03/15/2026(c)	342,000	368,334
7.00%, 05/15/2028(c)	352,000	381,385
Station Casinos LLC, 4.50%, 02/15/2028(c)	632,000	639,818
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	604,000	626,496
		5,114,829

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Coal & Consumable Fuels–1.31%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(c)	$1,227,000	$1,271,479
Construction & Engineering–1.35%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	632,000	644,640
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(c)	341,000	351,869
9.75%, 07/15/2028(c)	282,000	314,430
		1,310,939
Consumer Finance–4.29%
Navient Corp.,
7.25%, 09/25/2023	685,000	752,695
5.00%, 03/15/2027	195,000	198,656
5.63%, 08/01/2033	1,026,000	986,340
OneMain Finance Corp.,
5.38%, 11/15/2029	1,368,000	1,458,384
4.00%, 09/15/2030	795,000	770,455
		4,166,530
Copper–1.31%
First Quantum Minerals Ltd. (Zambia),
7.50%, 04/01/2025(c)	895,000	930,406
6.88%, 03/01/2026(c)	325,000	341,250
		1,271,656
Data Processing & Outsourced Services–0.64%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(c)	605,000	621,638
Department Stores–1.92%
Macy’s, Inc., 8.38%, 06/15/2025(c)	1,687,000	1,866,328
Distributors–1.17%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(c)(d)	1,110,000	1,133,998
Diversified Banks–1.70%
Credit Agricole S.A. (France), 8.13%(c)(e)(f)	688,000	836,129
Natwest Group PLC (United Kingdom), 6.00%(e)(f)	730,000	811,782
		1,647,911
Diversified Capital Markets–0.60%
Credit Suisse Group AG (Switzerland), 7.50%(c)(e)(f)	540,000	584,010
Diversified Chemicals–0.75%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(c)	707,000	726,718
Diversified REITs–1.09%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	310,000	319,752
iStar, Inc., 4.75%, 10/01/2024	703,000	735,689
		1,055,441
Electric Utilities–2.30%
Talen Energy Supply LLC, 7.63%, 06/01/2028(c)	915,000	950,690
	Principal Amount	Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.63%, 02/15/2027(c)	$220,000	$228,525
5.00%, 07/31/2027(c)	397,000	405,932
4.38%, 05/01/2029(c)	640,000	644,534
		2,229,681
Electrical Components & Equipment–0.92%
EnerSys, 4.38%, 12/15/2027(c)	294,000	304,930
Sensata Technologies B.V., 4.88%, 10/15/2023(c)	549,000	587,888
		892,818
Environmental & Facilities Services–1.37%
Waste Pro USA, Inc., 5.50%, 02/15/2026(c)	1,305,000	1,331,733
Fertilizers & Agricultural Chemicals–0.66%
OCI N.V. (Netherlands), 4.63%, 10/15/2025(c)	613,000	639,043
Food Distributors–0.66%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(c)	622,000	637,080
Food Retail–2.33%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(c)	256,000	282,160
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(c)	1,011,000	1,059,781
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(c)	905,000	918,109
		2,260,050
Health Care Facilities–0.71%
Encompass Health Corp., 4.75%, 02/01/2030	654,000	686,743
Health Care REITs–0.62%
Diversified Healthcare Trust, 4.38%, 03/01/2031	642,000	604,835
Health Care Services–6.31%
Akumin, Inc., 7.00%, 11/01/2025(c)	1,452,000	1,504,533
Community Health Systems, Inc.,
6.63%, 02/15/2025(c)	318,000	335,093
8.00%, 03/15/2026(c)	704,000	754,420
8.00%, 12/15/2027(c)	333,000	365,467
DaVita, Inc.,
4.63%, 06/01/2030(c)	265,000	270,617
3.75%, 02/15/2031(c)	1,327,000	1,274,020
Global Medical Response, Inc., 6.50%, 10/01/2025(c)	240,000	246,907
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	696,000	725,510
MEDNAX, Inc., 6.25%, 01/15/2027(c)	608,000	644,969
		6,121,536
Homebuilding–2.25%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(c)	1,082,000	1,224,781
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Homebuilding–(continued)
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(c)	$887,000	$956,487
		2,181,268
Hotels, Resorts & Cruise Lines–0.71%
Carnival Corp., 10.50%, 02/01/2026(c)	587,000	693,535
Household Products–0.64%
Energizer Holdings, Inc., 4.38%, 03/31/2029(c)	633,000	625,879
Independent Power Producers & Energy Traders–2.07%
Calpine Corp., 3.75%, 03/01/2031(c)	780,000	735,127
Clearway Energy Operating LLC,
4.75%, 03/15/2028(c)	721,000	746,902
3.75%, 02/15/2031(c)	544,000	527,008
		2,009,037
Industrial Machinery–2.07%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(c)	441,000	443,403
EnPro Industries, Inc., 5.75%, 10/15/2026	888,000	939,202
Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	615,000	628,069
		2,010,674
Integrated Oil & Gas–1.96%
Occidental Petroleum Corp.,
2.90%, 08/15/2024	340,000	339,575
8.50%, 07/15/2027	254,000	309,129
6.13%, 01/01/2031	451,000	500,827
6.20%, 03/15/2040	336,000	354,950
4.10%, 02/15/2047	499,000	401,171
		1,905,652
Integrated Telecommunication Services–1.62%
Altice France S.A. (France),
7.38%, 05/01/2026(c)	764,000	795,454
8.13%, 02/01/2027(c)	288,000	314,280
Embarq Corp., 8.00%, 06/01/2036	412,000	466,143
		1,575,877
Interactive Media & Services–2.01%
Entercom Media Corp., 6.75%, 03/31/2029(c)	924,000	941,921
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(c)	720,000	702,129
5.38%, 01/15/2031(c)	309,000	310,207
		1,954,257
Internet & Direct Marketing Retail–0.73%
QVC, Inc., 5.45%, 08/15/2034	697,000	709,919
Investment Banking & Brokerage–0.99%
NFP Corp.,
4.88%, 08/15/2028(c)	244,000	244,915
6.88%, 08/15/2028(c)	692,000	716,156
		961,071
IT Consulting & Other Services–0.66%
Gartner, Inc., 4.50%, 07/01/2028(c)	604,000	636,870
	Principal Amount	Value
Managed Health Care–2.27%
Centene Corp.,
5.38%, 08/15/2026(c)	$290,000	$303,784
4.63%, 12/15/2029	280,000	302,642
3.00%, 10/15/2030	548,000	548,918
2.50%, 03/01/2031	1,091,000	1,046,765
		2,202,109
Metal & Glass Containers–1.27%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(c)	600,000	600,048
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(c)	599,000	630,046
		1,230,094
Movies & Entertainment–1.81%
Cinemark USA, Inc., 5.88%, 03/15/2026(c)	641,000	665,051
Netflix, Inc.,
5.88%, 11/15/2028	441,000	534,203
5.38%, 11/15/2029(c)	470,000	556,353
		1,755,607
Oil & Gas Drilling–3.68%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	637,000	658,499
Nabors Industries, Inc., 5.75%, 02/01/2025	830,000	691,730
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(c)	570,000	594,185
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	92,000	93,081
5.25%, 11/15/2024	372,000	363,859
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(c)	605,000	605,463
6.88%, 04/15/2040(c)	479,000	516,220
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(d)	24,000	23,760
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	24,000	23,760
		3,570,557
Oil & Gas Equipment & Services–2.35%
Bristow Group, Inc., 6.88%, 03/01/2028(c)	696,000	714,374
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(c)	787,000	847,420
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	686,000	721,693
		2,283,487
Oil & Gas Exploration & Production–9.33%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,547,000	1,659,157
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/2027(c)	$403,000	$555,132
8.25%, 12/31/2028(c)	94,000	102,343
CNX Resources Corp., 7.25%, 03/14/2027(c)	669,000	720,279
EQT Corp.,
3.13%, 05/15/2026(c)	259,000	264,433
3.63%, 05/15/2031(c)	385,000	397,006
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	537,000	530,959
8.00%, 01/15/2027	423,000	435,161
7.75%, 02/01/2028	308,000	310,215
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(c)	368,000	386,860
5.75%, 02/01/2029(c)	241,000	247,724
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(c)	998,000	1,046,777
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	385,000	428,517
Range Resources Corp., 8.25%, 01/15/2029(c)	583,000	650,870
SM Energy Co.,
5.00%, 01/15/2024	559,000	544,804
10.00%, 01/15/2025(c)	189,000	214,439
6.75%, 09/15/2026	470,000	469,648
6.63%, 01/15/2027	90,000	90,317
		9,054,641
Oil & Gas Refining & Marketing–1.12%
New Fortress Energy, Inc., 6.50%, 09/30/2026(c)	1,080,000	1,088,100
Oil & Gas Storage & Transportation–3.01%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	59,000	60,770
5.75%, 03/01/2027(c)	67,000	69,175
5.75%, 01/15/2028(c)	632,000	650,764
EQM Midstream Partners L.P., 5.50%, 07/15/2028	353,000	377,721
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(c)	97,000	99,559
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	474,000	418,788
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(c)	1,169,000	1,240,601
		2,917,378
Other Diversified Financial Services–0.47%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(e)	430,000	458,488
Packaged Foods & Meats–3.45%
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	373,000	513,299
5.00%, 06/04/2042	348,000	405,045
4.88%, 10/01/2049	625,000	718,269
5.50%, 06/01/2050	1,025,000	1,276,073
	Principal Amount	Value
Packaged Foods & Meats–(continued)
Post Holdings, Inc., 5.63%, 01/15/2028(c)	$409,000	$433,078
		3,345,764
Paper Products–0.33%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	304,000	320,510
Pharmaceuticals–2.69%
AdaptHealth LLC, 6.13%, 08/01/2028(c)	363,000	382,121
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	372,000	402,225
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(c)	616,000	660,445
5.75%, 08/15/2027(c)	163,000	170,140
6.25%, 02/15/2029(c)	408,000	399,330
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(c)	99,000	100,856
6.00%, 06/30/2028(c)	125,000	86,419
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	398,000	406,458
		2,607,994
Renewable Electricity–0.21%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(c)	200,000	201,250
Research & Consulting Services–0.40%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(c)	212,000	226,657
10.25%, 02/15/2027(c)	145,000	160,490
		387,147
Restaurants–1.08%
IRB Holding Corp.,
7.00%, 06/15/2025(c)	115,000	124,390
6.75%, 02/15/2026(c)	889,000	920,119
		1,044,509
Retail REITs–0.69%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	634,000	670,059
Security & Alarm Services–0.48%
Brink’s Co. (The),
5.50%, 07/15/2025(c)	70,000	74,615
4.63%, 10/15/2027(c)	379,000	388,949
		463,564
Specialized Consumer Services–1.66%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	655,000	655,000
Terminix Co. LLC (The), 7.45%, 08/15/2027	814,000	952,164
		1,607,164
Specialized REITs–1.60%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	885,000	914,634
SBA Communications Corp., 3.88%, 02/15/2027	623,000	637,825
		1,552,459
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Specialty Chemicals–0.35%
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(c)	$335,000	$344,747
Steel–1.65%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(c)	287,000	336,175
5.88%, 06/01/2027	427,000	447,816
6.25%, 10/01/2040	181,000	185,689
Commercial Metals Co., 3.88%, 02/15/2031	643,000	635,792
		1,605,472
Systems Software–2.88%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(c)	892,000	940,627
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,785,000	1,852,223
		2,792,850
Textiles–0.46%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	491,000	447,424
Thrifts & Mortgage Finance–0.64%
NMI Holdings, Inc., 7.38%, 06/01/2025(c)	539,000	618,718
Wireless Telecommunication Services–1.24%
Sprint Corp., 7.88%, 09/15/2023	1,059,000	1,201,287
Total U.S. Dollar Denominated Bonds & Notes (Cost $110,069,914)		113,287,748
Variable Rate Senior Loan Interests–7.04%(g)(h)
Health Care Equipment–0.72%
Radiology Partners, Inc., First Lien Term Loan B, 4.35% (1 mo. USD LIBOR + 4.25%), 07/09/2025	700,000	701,064
Health Care Services–1.45%
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	699,247	703,355
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	699,189	701,374
		1,404,729
Home Improvement Retail–0.07%
SRS Distribution, Inc., Incremental Term Loan, 4.58% (1 mo. USD LIBOR + 4.50%), 05/25/2025	62,548	62,587
Hotels, Resorts & Cruise Lines–0.65%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.11% (3 mo. USD LIBOR + 2.00%), 11/30/2023	633,346	632,906
Metal & Glass Containers–0.71%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.45% (3 mo. USD LIBOR + 3.25%), 06/29/2025	699,429	692,966
	Principal Amount		Value
Paper Packaging–0.73%
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027		$705,000	$705,962
Paper Products–0.65%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028(i)		636,667	631,096
Pharmaceuticals–0.64%
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028		635,000	621,770
Restaurants–0.39%
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027		377,000	377,505
Specialty Stores–1.03%
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 01/28/2028		997,333	1,002,320
Total Variable Rate Senior Loan Interests (Cost $6,825,749)			6,832,905
Non-U.S. Dollar Denominated Bonds & Notes–1.83%(j)
Building Products–0.75%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(c)	EUR	579,000	726,217
Casinos & Gaming–0.18%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(c)	EUR	135,000	174,860
Food Retail–0.78%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(c)	GBP	542,000	758,390
Textiles–0.12%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	114,567
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,682,431)			1,774,034
	Shares
Common Stocks & Other Equity Interests–0.09%
Oil & Gas Drilling–0.09%
Valaris Ltd.(k) (Cost $65,314)		3,515	82,497
Money Market Funds–3.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)		1,125,141	1,125,141
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)		803,351	803,672
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)		1,285,876	1,285,876
Total Money Market Funds (Cost $3,214,689)			3,214,689
TOTAL INVESTMENTS IN SECURITIES–129.01% (Cost $121,858,097)			125,191,873
BORROWINGS–(31.48)%			(30,550,000)
OTHER ASSETS LESS LIABILITIES—2.47%			2,398,647
NET ASSETS–100.00%			$97,040,520
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $82,267,982, which represented 84.78% of the Trust’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,383,651	$6,742,038	$(7,000,548)	$-	$-	$1,125,141	$132
Invesco Liquid Assets Portfolio, Institutional Class	988,322	4,815,742	(5,000,392)	-	-	803,672	43
Invesco Treasury Portfolio, Institutional Class	1,581,315	7,705,187	(8,000,626)	-	-	1,285,876	53
Total	$3,953,288	$19,262,967	$(20,001,566)	$-	$-	$3,214,689	$228

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Canadian Imperial Bank of Commerce	GBP	502,000	USD	710,628	$(2,606)
08/17/2021	Morgan Stanley and Co. International PLC	EUR	1,500,000	USD	1,826,074	(10,869)
Total Forward Foreign Currency Contracts						$(13,475)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$113,287,748	$—	$113,287,748
Variable Rate Senior Loan Interests	—	6,201,809	631,096	6,832,905
Non-U.S. Dollar Denominated Bonds & Notes	—	1,774,034	—	1,774,034
Common Stocks & Other Equity Interests	82,497	—	—	82,497
Money Market Funds	3,214,689	—	—	3,214,689
Total Investments in Securities	3,297,186	121,263,591	631,096	125,191,873
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(13,475)	—	(13,475)
Total Investments	$3,297,186	$121,250,116	$631,096	$125,178,398

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II